Derivative Liabilities - Summary of Derivative Liabilities Fair Value Assumption (Details) - Valuation Technique, Option Pricing Model [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risk Free Interest Rate [Member] | Minimum [Member]
Derivatives, fair value measurement input, percentages	0.0122	0.0122
Risk Free Interest Rate [Member] | Maximum [Member]
Derivatives, fair value measurement input, percentages	0.0294	0.0207
Expected Term [Member] | Minimum [Member]
Derivatives, fair value measurement input, term	4 days	0 months
Expected Term [Member] | Maximum [Member]
Derivatives, fair value measurement input, term	5 years	5 years
Expected Volatility [Member] | Minimum [Member]
Derivatives, fair value measurement input, percentages	1.00	1.23
Expected Volatility [Member] | Maximum [Member]
Derivatives, fair value measurement input, percentages	2.08	1.30
Expected Dividend Rate [Member]
Derivatives, fair value measurement input, percentages	0.0000	0.0000